Intangible Franchise Rights and Goodwill (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Countries and States [Line Items]
Accumulated Impairments	42.4
Intangible Franchise Rights and Goodwill (Textual) [Abstract]
Number Of Dealerships Acquired			16
UNITED STATES
Intangible Franchise Rights and Goodwill (Textual) [Abstract]
Number Of Dealerships Acquired	7	9	10
BRAZIL
Intangible Franchise Rights and Goodwill (Textual) [Abstract]
Number Of Dealerships Acquired	1	18
UNITED KINGDOM
Intangible Franchise Rights and Goodwill (Textual) [Abstract]
Number Of Dealerships Acquired	3	4	6